Goodwill and Intangibles (Tables)	3 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of components of other intangibles
(amounts in thousands)	Expected Useful Life	March 31, 2021	December 31, 2020
Customer relationships – universities	20 years	$6,402	$6,402
Accumulated amortization		(1,412)	(1,332)
Total		$4,990	$5,070

Schedule of future amortization
Remainder of 2021	$240
2022	320
2023	320
2024	320
2025	320
After 2025	3,470
Total	$4,990